Statements of Changes In Equity (Twelve Month and Month Ended 2017 Unaudited) - CAD ($) $ in Thousands	Issued capital [member]	Other equity interest [member]	Additional paid-in capital [member]	Retained earnings [member]	Total
Balance (in shares) at Feb. 29, 2016	10,712,038
Balance at Feb. 29, 2016	$ 61,973		$ 4,875	$ (39,628)	$ 27,220
Statement Line Items [Line Items]
Net loss and total comprehensive loss for the period				(10,478)	(10,478)
Public offering (in shares)	3,930,518
Public offering	$ 4,509		144		4,653
Share-based payment transactions for the period			588		588
Total contributions by and distributions to equity holders (in shares)	3,990,518
Total contributions by and distributions to equity holders	$ 4,603	309	732		5,644
Issue of unsecured convertible debentures, net of deferred income tax expense of $129		309			309
Equity settled non-employee share-based payment (in shares)	60,000
Equity settled non-employee share-based payment	$ 94				94
Balance (in shares) at Feb. 28, 2017	14,702,556
Balance at Feb. 28, 2017	$ 66,576	309	5,607	(50,106)	22,386
Balance (in shares) at Feb. 29, 2016	10,712,038
Balance at Feb. 29, 2016	$ 61,973		4,875	(39,628)	27,220
Statement Line Items [Line Items]
Net loss and total comprehensive loss for the period				(11,247)	(11,247)
Share-based payment transactions for the period			674		674
Total contributions by and distributions to equity holders (in shares)	3,990,518
Total contributions by and distributions to equity holders	$ 4,603	309	818		5,730
Balance (in shares) at Mar. 31, 2017	14,702,556
Balance at Mar. 31, 2017	$ 66,576	309	5,693	(50,875)	21,703
Balance (in shares) at Feb. 28, 2017	14,702,556
Balance at Feb. 28, 2017	$ 66,576	309	5,607	(50,106)	22,386
Statement Line Items [Line Items]
Net loss and total comprehensive loss for the period				(769)	(769)
Share-based payment transactions for the period			86		86
Total contributions by and distributions to equity holders			86		86
Balance (in shares) at Mar. 31, 2017	14,702,556
Balance at Mar. 31, 2017	$ 66,576	309	5,693	(50,875)	21,703
Statement Line Items [Line Items]
	61,973		4,875	(50,875)	15,973
Net loss and total comprehensive loss for the period				(21,504)	(21,504)
Public offering (in shares)	10,667,169
Public offering	$ 6,169		406		6,575
Warrants exercised (in shares)	178,721
Warrants exercised	$ 456		(72)		384
Share-based payment transactions for the period			929		929
Issuance of shares for payment of interest on convertible debentures (in shares)	89,769
Amount	$ 137				137
Total contributions by and distributions to equity holders (in shares)	10,935,659
Total contributions by and distributions to equity holders	$ 6,762		1,263		8,025
Balance (in shares) at Mar. 31, 2018	25,638,215
Balance at Mar. 31, 2018	$ 73,338	309	6,956	(72,379)	8,224
Statement Line Items [Line Items]
	66,576	309	5,693	(72,379)	199
Net loss and total comprehensive loss for the period				(51,566)	(51,566)
Public offering (in shares)	51,612,000
Public offering	$ 54,124		283		$ 54,407
Warrants exercised (in shares)	772,474				772,474
Warrants exercised	$ 1,733				$ 1,733
Share-based payment transactions for the period (in shares)	4,167
Share-based payment transactions for the period	$ 3		1,041		1,044
Issuance of shares for payment of interest on convertible debentures (in shares)	105,878
Amount	$ 120				120
Total contributions by and distributions to equity holders (in shares)	52,494,519
Total contributions by and distributions to equity holders	$ 55,980		1,324		57,304
Balance (in shares) at Mar. 31, 2019	78,132,734
Balance at Mar. 31, 2019	$ 129,318	309	8,280	(123,945)	13,962
Statement Line Items [Line Items]
	$ 73,338	$ 309	$ 6,956	$ (123,945)	$ (43,342)